Condensed Financial Information Of Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	496,184	483,990	68,169
Prepaid expenses and other current assets	8,805	12,045	1,697
Amounts due from subsidiaries	1,383,654	1,350,095	190,157
Total current assets	1,888,643	1,846,130	260,023
Non-current assets
Long-term investments	12,622	16,528	2,328
Other non-current assets	25,424	26,106	3,677
Total non-current assets	38,046	42,634	6,005
TOTAL ASSETS	1,926,689	1,888,764	266,028

LIABILITIES AND SHAREHOLDERS’ DEFICIT
LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	46,709	8,400	1,185
Total current liabilities	46,709	8,400	1,185
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	2,254,467	1,603,328	225,824
Total non-current liabilities	2,254,467	1,603,328	225,824
TOTAL LIABILITIES	2,301,176	1,611,728	227,009

SHAREHOLDERS’ (DEFICIT)/EQUITY
Class A ordinary shares (par value of US$0.00005, 796,062,195 shares authorized; 2,982,516 and 3,131,807 shares issued as of December 31, 2022 and 2023, respectively; 2,618,698 and 2,702,523 shares outstanding as of December 31, 2022 and 2023, respectively)	1	1	—
Class B ordinary shares (par value of US$0.00005, 826,389 shares authorized; 826,389 and 826,389 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	—	—	—
Class C ordinary shares (par value of US$0.00005, 203,111,416 shares authorized; 3,481,353 and 3,332,062 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	1	1	—
Treasury stock	—	—	—
Additional paid-in capital	2,309,740	2,305,042	324,658
Accumulated other comprehensive income	127,885	143,276	20,180
Accumulated deficit	(2,812,114)	(2,171,284)	(305,819)
TOTAL SHAREHOLDERS’ (DEFICIT)/EQUITY	(374,487)	277,036	39,019
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT)/EQUITY	1,926,689	1,888,764	266,028

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(Amounts in thousands)

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Cost of revenues	(101)	(33)	—	—
Gross profit	(101)	(33)	—	—
Operating expenses
Sales and marketing expenses	14	(4,166)	—	—
General and administrative expenses	(58,477)	(41,269)	(34,462)	(4,854)
Total operating expenses	(58,463)	(45,435)	(34,462)	(4,854)
Loss from operations	(58,564)	(45,468)	(34,462)	(4,854)
Interest income	5,349	8,764	21,985	3,097
Other income/(expenses), net	8	(2,202)	2,883	406
Loss before income tax expenses	(53,207)	(38,906)	(9,594)	(1,351)
Income tax expenses	—	—	—	—
Income from investment in subsidiaries	272,263	682,865	650,424	91,609
Net income	219,056	643,959	640,830	90,258

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME

(Amounts in thousands)

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Net income	219,056	643,959	640,830	90,258
Other comprehensive (loss)/income, net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	(13,958)	45,353	15,391	2,168
Total comprehensive income	205,098	689,312	656,221	92,426

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(Amounts in thousands)

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Net cash used in operating activities	(37,609)	(53,792)	(66,321)	(9,341)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of long-term investments	—	(13,013)	(1,958)	(276)
Amounts due from subsidiaries	(69,529)	47,138	33,559	4,727
Loan to employees	(2,204)	—	—	—
Net cash (used in)/generated from investing activities	(71,733)	34,125	31,601	4,451
CASH FLOWS FROM FINANCING ACTIVITIES
Share repurchase	(4,866)	(6,742)	(4,750)	(669)
Proceeds from exercise of share options	—	10,047	—	—
Payment for cash dividend	—	(32,562)	(31,254)	(4,402)
Net cash used in financing activities	(4,866)	(29,257)	(36,004)	(5,071)
Effect of exchange rate changes	(13,365)	45,245	58,530	8,244
Net decrease in cash and cash equivalents	(127,573)	(3,679)	(12,194)	(1,717)
Cash and cash equivalents at beginning of the year	627,436	499,863	496,184	69,886
Cash and cash equivalents at end of the year	499,863	496,184	483,990	68,169

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS

(Amounts in thousands, except for share and per share data)

1.
BASIS FOR PREPARATION

The condensed financial information of Sunlands Technology Group has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries, the VIEs and VIEs' subsidiaries.

2.
INVESTMENTS IN SUBSIDIARIES AND VIES AND VIES' SUBSIDIARIES

The Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries were included in the consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries, the VIEs and the VIEs’ subsidiaries were reported using the equity method of accounting. The Company’s share of loss/income from its subsidiaries, the VIEs and the VIEs’ subsidiaries were reported as equity in earnings of its subsidiaries, the VIEs and the VIEs’ subsidiaries in the condensed statements of operations.

3.
CONVENIENCE TRANSLATION

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the balance sheet, and the related statement of operations and cash flows from Renminbi (“RMB”) into US dollars as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.0999, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 29, 2023, or at any other rate.